Financial liabilities - Trade payables and other liabilities (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities
Trade payables	€ 8,828		€ 8,554
Government grants (deferred income)	10,959		11,289
Liability for Virtual Stock Option Program	2,766		2,769
Contract liabilities	3,800		3,748
Others	7,666		5,258
Trade payables and other liabilities	34,019		31,618
Non-current	9,575		9,941
Current	24,444		21,677
Grants received for investment in property, plant and equipment	390	€ 341
Personnel related liabilities for vacation and bonuses	2,907		2,264
Liabilities for wage and church tax	527		376
Follow-on public offering
Disclosure of reconciliation of liabilities arising from financing activities
Costs relating to offering	€ 725
IPO
Disclosure of reconciliation of liabilities arising from financing activities
Costs relating to offering			€ 565